Expense Example - FidelitySeriesEmergingMarketsDebtFunds-ComboPRO - FidelitySeriesEmergingMarketsDebtFunds-ComboPRO - Fidelity Series Emerging Markets Debt Fund - Fidelity Series Emerging Markets Debt Fund
Mar. 01, 2024 USD ($)
Expense Example:
1 year	none
3 years	none
5 years	4
10 years	$ 19